Note 10 - Short-term Borrowings (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long-term Line of Credit, Total	$ 0	$ 0
Federal Home Loan Bank Advances, Additional Borrowing Capacity	87,000	$ 27,000
Line of Credit 1 [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 6,000
Line of Credit Facility, Interest Rate During Period	5.00%
Line of Credit 2 [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 10,000
Line of Credit Facility, Interest Rate During Period	4.93%
Line of Credit 3 [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,000
Line of Credit Facility, Interest Rate During Period	5.51%